Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 0.9%
Howmet Aerospace, Inc.	8,479	$ 1,524,270
Automobiles - 0.7%
Tesla, Inc. (A)	3,602	1,110,389
Banks - 3.6%
Citigroup, Inc.	6,666	624,604
JPMorgan Chase & Co.	14,018	4,152,692
PNC Financial Services Group, Inc.	1,829	348,004
U.S. Bancorp	20,386	916,555
		6,041,855
Beverages - 0.8%
PepsiCo, Inc.	9,715	1,339,893
Biotechnology - 0.3%
Gilead Sciences, Inc.	5,124	575,374
Broadline Retail - 3.9%
Amazon.com, Inc. (A)	21,559	5,047,178
eBay, Inc.	15,640	1,434,970
		6,482,148
Building Products - 1.9%
Allegion PLC	1,748	290,028
Johnson Controls International PLC	8,969	941,745
Trane Technologies PLC	4,303	1,885,058
		3,116,831
Capital Markets - 2.6%
Ameriprise Financial, Inc.	2,249	1,165,409
Bank of New York Mellon Corp.	5,241	531,700
Intercontinental Exchange, Inc.	1,431	264,492
Moody's Corp.	4	2,063
Nasdaq, Inc.	4,206	404,701
S&P Global, Inc.	3,481	1,918,379
		4,286,744
Chemicals - 1.5%
Ecolab, Inc.	5,492	1,437,586
Linde PLC	2,244	1,032,823
PPG Industries, Inc.	344	36,292
		2,506,701
Commercial Services & Supplies - 0.6%
Cintas Corp.	2,628	584,862
Copart, Inc. (A)	10,276	465,811
		1,050,673
Communications Equipment - 2.2%
Arista Networks, Inc. (A)	17,547	2,162,141
Cisco Systems, Inc.	18,473	1,257,642
F5, Inc. (A)	138	43,252
Motorola Solutions, Inc.	635	278,752
		3,741,787
Construction & Engineering - 0.1%
EMCOR Group, Inc.	123	77,181
	Shares	Value
COMMON STOCKS (continued)
Consumer Finance - 1.3%
American Express Co.	726	$ 217,299
Capital One Financial Corp.	9,374	2,015,410
Synchrony Financial	122	8,500
		2,241,209
Consumer Staples Distribution & Retail - 0.5%
Dollar General Corp.	2,136	224,067
Sprouts Farmers Market, Inc. (A)	3,654	553,727
		777,794
Containers & Packaging - 0.1%
Crown Holdings, Inc.	1,635	162,454
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	52,525	2,245,969
Electric Utilities - 1.2%
Duke Energy Corp.	5,026	611,362
Edison International	13,057	680,531
FirstEnergy Corp.	16,221	692,799
		1,984,692
Electrical Equipment - 0.6%
GE Vernova, Inc.	1,076	710,472
Generac Holdings, Inc. (A)	1,030	200,531
Sensata Technologies Holding PLC	805	24,762
		935,765
Electronic Equipment, Instruments & Components - 1.0%
Jabil, Inc.	2,946	657,459
TE Connectivity PLC	1,246	256,364
Trimble, Inc. (A)	8,173	685,633
		1,599,456
Energy Equipment & Services - 1.0%
Baker Hughes Co.	31,857	1,435,158
TechnipFMC PLC	8,423	306,344
		1,741,502
Entertainment - 0.9%
Electronic Arts, Inc.	9,583	1,461,312
Financial Services - 4.9%
Berkshire Hathaway, Inc., Class B (A)	2,153	1,015,958
Mastercard, Inc., Class A	5,397	3,057,238
PayPal Holdings, Inc. (A)	12,660	870,502
Visa, Inc., Class A	9,564	3,304,075
		8,247,773
Gas Utilities - 1.0%
National Fuel Gas Co.	4,478	388,646
UGI Corp.	37,609	1,360,693
		1,749,339
Ground Transportation - 1.3%
Uber Technologies, Inc. (A)	2,996	262,899
Union Pacific Corp.	8,563	1,900,729
		2,163,628
Transamerica Funds

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 1.6%
Edwards Lifesciences Corp. (A)	1,537	$ 121,899
Intuitive Surgical, Inc. (A)	421	202,539
ResMed, Inc.	6,559	1,783,654
STERIS PLC	2,791	632,134
		2,740,226
Health Care Providers & Services - 0.9%
Cigna Group	2,342	626,204
DaVita, Inc. (A)	741	104,014
Encompass Health Corp.	286	31,492
McKesson Corp.	1,130	783,700
		1,545,410
Health Care Technology - 0.6%
Veeva Systems, Inc., Class A (A)	3,650	1,037,330
Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc.	279	1,535,633
Flutter Entertainment PLC (A)	240	72,542
Hilton Worldwide Holdings, Inc.	2,865	768,049
Las Vegas Sands Corp.	234	12,262
		2,388,486
Household Durables - 0.3%
NVR, Inc. (A)	70	528,464
Household Products - 2.6%
Colgate-Palmolive Co.	3,908	327,686
Kimberly-Clark Corp.	10,336	1,288,072
Procter & Gamble Co.	17,584	2,645,865
		4,261,623
Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class C	6,872	224,233
Industrial Conglomerates - 0.9%
3M Co.	10,490	1,565,318
Insurance - 2.0%
Hartford Insurance Group, Inc.	8,788	1,093,139
Progressive Corp.	6,952	1,682,662
Travelers Cos., Inc.	1,971	512,933
		3,288,734
Interactive Media & Services - 4.8%
Alphabet, Inc., Class A	11,532	2,212,991
Alphabet, Inc., Class C	11,690	2,254,533
Meta Platforms, Inc., Class A	4,575	3,538,488
		8,006,012
IT Services - 0.4%
Accenture PLC, Class A	1,617	431,900
GoDaddy, Inc., Class A (A)	1,453	234,776
		666,676
Life Sciences Tools & Services - 0.4%
Avantor, Inc. (A)	12,037	161,777
Waters Corp. (A)	1,543	445,557
		607,334
	Shares	Value
COMMON STOCKS (continued)
Machinery - 0.9%
Allison Transmission Holdings, Inc.	668	$ 60,167
Cummins, Inc.	2,481	912,065
Deere & Co.	631	330,878
Pentair PLC	1,306	133,473
		1,436,583
Media - 1.4%
Interpublic Group of Cos., Inc.	37,132	913,447
New York Times Co., Class A	22,800	1,183,092
Paramount Global, Class A	15,205	290,263
Paramount Global, Class B	1	13
		2,386,815
Metals & Mining - 0.6%
Newmont Corp.	15,156	941,188
Nucor Corp.	573	81,979
		1,023,167
Oil, Gas & Consumable Fuels - 2.3%
Chevron Corp.	8,440	1,279,842
ConocoPhillips	20,848	1,987,648
Devon Energy Corp.	2	66
EOG Resources, Inc.	4,835	580,297
		3,847,853
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	7,215	383,910
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	32,014	1,386,526
Eli Lilly & Co.	2,630	1,946,384
Johnson & Johnson	10,003	1,647,894
Merck & Co., Inc.	12,740	995,249
Zoetis, Inc.	4,106	598,614
		6,574,667
Professional Services - 1.7%
Automatic Data Processing, Inc.	4,228	1,308,566
Broadridge Financial Solutions, Inc., ADR	4,367	1,080,876
Leidos Holdings, Inc.	2,405	383,958
		2,773,400
Retail REITs - 0.1%
Regency Centers Corp.	2,399	171,289
Semiconductors & Semiconductor Equipment - 14.1%
Advanced Micro Devices, Inc. (A)	1,836	323,705
Broadcom, Inc.	13,872	4,074,206
KLA Corp.	1,718	1,510,174
Lam Research Corp.	8,177	775,507
NVIDIA Corp.	83,559	14,862,639
QUALCOMM, Inc.	13,657	2,004,301
		23,550,532
Software - 11.8%
Adobe, Inc. (A)	4,519	1,616,401
Autodesk, Inc. (A)	4,263	1,292,158
Gen Digital, Inc.	4,696	138,485
Intuit, Inc.	2,894	2,272,166
Transamerica Funds

Transamerica Large Core ESG

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	22,328	$ 11,911,988
Palantir Technologies, Inc., Class A (A)	787	124,621
Palo Alto Networks, Inc. (A)	126	21,874
Salesforce, Inc.	6,123	1,581,755
ServiceNow, Inc. (A)	120	113,174
Workday, Inc., Class A (A)	2,976	682,635
		19,755,257
Specialized REITs - 1.1%
Digital Realty Trust, Inc.	10,074	1,777,457
Specialty Retail - 3.1%
Best Buy Co., Inc.	908	59,074
Dick's Sporting Goods, Inc.	352	74,452
Home Depot, Inc.	7,306	2,685,028
Lowe's Cos., Inc.	6,989	1,562,531
TJX Cos., Inc.	710	88,416
Williams-Sonoma, Inc.	3,539	661,970
		5,131,471
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	37,736	7,832,861
Seagate Technology Holdings PLC	2,680	420,787
		8,253,648
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry, Inc.	5,334	576,232
Tobacco - 0.9%
Altria Group, Inc.	25,225	1,562,437
	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 0.4%
Ferguson Enterprises, Inc.	3,013	$ 672,893
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA	7,559	303,494
Total Common Stocks (Cost $114,838,616)		164,205,690
EXCHANGE-TRADED FUND - 1.8%
U.S. Equity Fund - 1.8%
SPDR S&P 500 ETF Trust (B)	4,935	3,119,315
Total Exchange-Traded Fund (Cost $2,899,741)		3,119,315

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 1.80% (C), dated 07/31/2025, to be repurchased at $280,718 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $286,441.	$ 280,704	280,704
Total Repurchase Agreement (Cost $280,704)		280,704
Total Investments (Cost $118,019,061)		167,605,709
Net Other Assets (Liabilities) - (0.1)%		(202,503)
Net Assets - 100.0%		$ 167,403,206
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$164,205,690	$—	$—	$164,205,690
Exchange-Traded Fund	3,119,315	—	—	3,119,315
Repurchase Agreement	—	280,704	—	280,704
Total Investments	$167,325,005	$280,704	$—	$167,605,709
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	The shareholder reports for SPDR ETFs can be found at the following location: http://www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.
(C)	Rate disclosed reflects the yield at July 31, 2025.
(D)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
Transamerica Funds

Transamerica Large Core ESG

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Large Core ESG (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Large Core ESG

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds